Income Taxes	12 Months Ended
Sep. 30, 2013
Income Taxes
Income Taxes

15.    Income Taxes

        Income before provision for income taxes consists of the following components:

	2013	2012	2011
United States	$(34,072)	$76,096	$(80,927)
Foreign	173,906	158,687	124,615

	$139,834	$234,783	$43,688

        Provision for income taxes consists of the following:

	2013	2012	2011
Federal
Current	$(3,017)	$32,287	$3,712
Deferred	6,445	(15,315)	(29,177)
State
Current	1,869	5,261	3,637
Deferred	(4,106)	(2,275)	(3,490)
Foreign
Current	40,027	44,773	34,574
Deferred	(832)	533	1,733

Total provision	$40,386	$65,264	$10,989

        The following is a reconciliation of the income tax expense computed using the statutory Federal income tax rate to the actual income tax expense and the effective income tax rate.

	2013		2012		2011
	Amount	Percent of pretax income	Amount	Percent of pretax income	Amount	Percent of pretax income
Income tax expense at statutory rate	$48,942	35.0%	$82,174	35.0%	$15,291	35.0%
State income taxes, net of federal income tax benefit	(2,237)	(1.6%)	1,566	0.6%	(1,125)	(2.6%)
Change in valuation allowance	(1,259)	(0.9%)	(539)	(0.1%)	786	1.8%
Effect of international operations, including foreign export benefit and earnings indefinitely reinvested	(5,645)	(4.0%)	(8,476)	(3.6%)	(3,625)	(8.3%)
Domestic manufacturing deduction	(481)	(0.3%)	(1,918)	(0.8%)	(1,874)	(4.3%)
Transaction costs	—	0.0%	—	0.0%	1,164	2.7%
Tax benefit attributable to Le Naturiste sale	—	0.0%	(7,792)	(3.3%)	—	0.0%
Other	1,066	0.8%	249	0.0%	372	0.8%

	$40,386	28.9%	$65,264	27.8%	$10,989	25.1%

        The difference in the effective rate in fiscal 2013 as compared to the statutory rate is mainly attributable to the restructuring which had a favorable impact on our state tax rate due to the closing of facilities in California (a relatively high tax state) and the partial indefinite reinvestment of foreign earnings.

        The difference in the effective rate in fiscal 2012 as compared to the statutory rate is mainly attributable to the benefit attributable to the sale of Le Naturiste, as well as the partial indefinite reinvestment of certain foreign earnings in the year.

        The difference in the effective rate in fiscal 2011 as compared to the statutory rate is mainly attributable to certain foreign benefits and other deductions that became higher in proportion to the net tax expense and thus decreased the effective tax rate for fiscal 2011.

        The components of deferred tax assets and liabilities are as follows as of September 30:

	2013	2012
Deferred tax assets:
Inventory reserves and UNICAP	$10,543	$7,652
Accrued expenses and reserves not currently deductible	20,789	18,860
Other comprehensive income	13,282	13,522
Foreign and state tax credits	113,766	88,296
Foreign net operating losses	11,863	13,660
Valuation allowance	(14,116)	(14,867)

Total deferred income tax assets, net of valuation allowance	156,127	127,123

Deferred tax liabilities:
Depreciation	(52,557)	(45,515)
Intangibles	(707,679)	(696,814)
Undistributed foreign earnings	(119,887)	(84,958)

Total deferred income tax liabilities	(880,123)	(827,287)

Total net deferred income tax liabilities	(723,996)	(700,164)
Less current deferred income tax assets	(27,423)	(26,242)

Long-term deferred income tax liabilities	$(751,419)	$(726,406)

        At September 30, 2013 and 2012, we had the following foreign net operating losses, foreign tax credit and New York State ("NYS") investment tax credit carryforwards:

	2013	2012
Foreign net operating losses	$30,798	$32,469
Foreign tax credit	109,959	84,810
NYS investment tax credit carryforwards	3,807	3,486

        At September 30, 2013 and 2012, we maintained the following valuation allowances:

	2013	2012
NYS investment tax credit carryforwards	$3,807	$3,486
Foreign loss carryforwards	10,309	11,381

        The NYS investment tax credits expire primarily between 2014 and 2029 and the foreign net operating loss carryforwards expire in accordance with applicable tax law. We provide a valuation allowance for these credit and loss carryforwards because we do not consider realization of such assets to be more likely than not. We continue to monitor the need for these valuation allowances on an on-going basis.

        At September 30, 2013, we had $135,138 of undistributed international earnings on which we have not provided any U.S. tax expense as we intend to permanently reinvest these earnings outside of the U.S. If these earnings are repatriated to the United States, or if the Company determines that such earnings will be remitted in the foreseeable future, additional tax provisions may be required. Due to the complexities in the tax laws and the assumptions that would have to be made, it is not practicable to estimate the amounts of income tax provisions that may be required.

        The change in the valuation allowance for the fiscal years ended September 30, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Beginning balance	$(14,867)	$(15,404)	$(14,618)
NYS investment tax credit carryforwards (generated) /utilized	(321)	(694)	319
Foreign net operating losses utilized/(generated)	1,580	1,231	(1,105)
Foreign net operating losses acquired	(508)	—	—

Balance at September 30	$(14,116)	$(14,867)	$(15,404)

        The following table summarizes the activity related to gross unrecognized tax benefits from October 1, 2011 to September 30, 2013:

	2013	2012	2011
Beginning balance	$12,888	$10,687	$9,210
Increases related to prior year tax positions	1,512	2,201	2,207
Decreases related to settlements with taxing authorities	(249)	—	—
Decreases related to lapsing of statute of limitations	(516)	—	(730)

Balance as of September 30	$13,635	$12,888	$10,687

        These liabilities are primarily included as a component of other liabilities in our consolidated balance sheet because we generally do not anticipate that settlement of the liabilities will require payment of cash within the next twelve months.

        Our total unrecognized tax benefits that, if recognized, would affect our effective tax rate were $10,263 and $10,160 as of September 30, 2013 and 2012, respectively. We do not believe that the amount will significantly change in the next 12 months.

        We accrue interest and penalties related to unrecognized tax benefits in income tax expense. This methodology is consistent with previous periods. At September 30, 2013, we had accrued $1,558 and $662 for the potential payment of interest and penalties, respectively. As of September 30, 2013, we were subject to U.S. Federal Income Tax examinations for the tax years 2007 through 2013, and to non-US examinations for the tax years of 2007 through 2013. In addition, we are generally subject to state and local examinations for fiscal years 2010 through 2013. There were no significant changes to accrued penalties and interest during the fiscal year ended September 30, 2013.

        The Company is under an Internal Revenue Service ("IRS") examination for tax years 2007 through 2011. Among other issues, the IRS has questioned the values used by the Company to transfer product and provide services to an international subsidiary. The Company believes it has appropriately valued such product transfers and services and intends to continue to support this position as the IRS examination continues to progress.